Income Taxes (Details) - Schedule of Income Tax Expenses - USD ($)	3 Months Ended		12 Months Ended
	Sep. 30, 2024	Sep. 30, 2023	Jun. 30, 2024	Jun. 30, 2023
Federal
Current			$ 12,690	$ 13,502
Deferred
State
Current			7,138	735
Deferred
Total provision for income taxes			$ 19,828	$ 14,237